FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets:
Equity securities	$ 4,051		$ 2,100
Government and corporate debentures	14,425		13,097
Foreign currency derivative contracts	0		253
Total financial assets	18,476		15,450
Liabilities:
Contingent consideration	13,740	[1]	12,022	[1]
Total financial liabilities	13,740		12,022
Redeemable non-controlling interest	23,529	[1]	22,117	[1]
Fair Value, Inputs, Level 1 [Member]
Assets:
Equity securities	4,051		2,100
Government and corporate debentures	14,210		12,860
Foreign currency derivative contracts	0		0
Total financial assets	18,261		14,960
Liabilities:
Contingent consideration	0	[1]	0	[1]
Total financial liabilities	0		0
Redeemable non-controlling interest	0	[1]	0	[1]
Fair Value, Inputs, Level 2 [Member]
Assets:
Equity securities	0		0
Government and corporate debentures	215		237
Foreign currency derivative contracts	0		253
Total financial assets	215		490
Liabilities:
Contingent consideration	0	[1]	0	[1]
Total financial liabilities	0		0
Redeemable non-controlling interest	0	[1]	0	[1]
Fair Value, Inputs, Level 3 [Member]
Assets:
Equity securities	0		0
Government and corporate debentures	0		0
Foreign currency derivative contracts	0		0
Total financial assets	0		0
Liabilities:
Contingent consideration	13,740	[1]	12,022	[1]
Total financial liabilities	13,740		12,022
Redeemable non-controlling interest	$ 23,529	[1]	$ 22,117	[1]

[1]	The fair value of redeemable non-controlling interest and contingent consideration was determined based on the present value of the future expected cash flow.